Financial Liabilities Designated At Fair Value Through Profit Or Loss - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement1 [Line Items]
Financial liabilities designated at fair value through profit or loss	¥ 24,002	¥ 51,684
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability	¥ 1,695	13,595
Top of range [member]
Statement1 [Line Items]
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability		¥ (11,900)